Merger (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Summary of Fair Value of Consideration Paid
The following table summarizes the fair value consideration paid for GNBF as of the date of acquisition:

(Dollars in thousands except per share amounts)
Total GNBF common shares outstanding	779,000
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
GNBF shares outstanding exchanged for cash	115,760
Exchange Ratio	7.3064
LINKBANCORP, Inc. shares to be issued to GNBF shareholders	4,845,897
LINKBANCORP, Inc. Shares currently outstanding	4,968,550
Total LINKBANCORP, Inc. shares to be outstanding	9,814,447

GNBF pro forma common share % ownership	49.38%
LINKBANCORP, Inc. pro forma common share % ownership	50.62%

Reverse Acquisition Hypothetical Purchase Price Consideration
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
Ownership % to be owned by current GNBF shareholders	49.38%
Hypothetical GNBF shares outstanding based on GNBF % ownership	1,343,267
Ownership % by legacy LINKBANCORP, Inc. shareholders	50.62%
Hypothetical GNBF shares to be issued as consideration	680,027
Fair value of GNBF shares (LINKBANCORP, Inc. fair value per share of $12.90 as of 9/17/2021 multiplied by the exchange rate)	$94.25
Purchase price assigned to hypothetical GNBF shares issued to LINKBANCORP, Inc. shareholders	$64,094

LINKBANCORP, Inc. options and warrants	1,962,484
Fair value per options and warrants	$3.76
Purchase price assigned to LINKBANCORP, Inc. options and warrants	7,379

Total purchase price consideration	$71,473

Pro Forma Purchase Price Allocation Between Stock & Cash:
Cash consideration	$10,077
Common Stock	61,396

Total Purchase Price For Accounting Purposes	$71,473

The following table summarizes the fair value consideration paid for GNBF as of the date of acquisition:

(Dollars in thousands except per share amounts)
Total GNBF common shares outstanding	779,000
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
GNBF shares outstanding exchanged for cash	115,760
Exchange Ratio	7.3064
LINKBANCORP, Inc. shares to be issued to GNBF shareholders	4,845,897
LINKBANCORP, Inc. Shares currently outstanding	4,968,550
Total LINKBANCORP, Inc. shares to be outstanding	9,814,447
GNBF pro forma common share % ownership	49.38%
LINKBANCORP, Inc. pro forma common share % ownership	50.62%
Reverse Acquisition Hypothetical Purchase Price Consideration
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
Ownership % to be owned by current GNBF shareholders	49.38%
Hypothetical GNBF shares outstanding based on GNBF % ownership	1,343,267
Ownership % by legacy LINKBANCORP, Inc. shareholders	50.62%
Hypothetical GNBF shares to be issued as consideration	680,027
Fair value of GNBF shares (LINKBANCORP, Inc. fair value per share of $12.90 as of 9/17/2021 multiplied by the exchange rate)	$94.25
Purchase price assigned to hypothetical GNBF shares issued to LINKBANCORP, Inc. shareholders	$64,094
LINKBANCORP, Inc. options and warrants	1,962,484
Fair value per options and warrants	$3.76
Purchase price assigned to LINKBANCORP, Inc. options and warrants	7,379

Total purchase price consideration	$71,473

Pro Forma Purchase Price Allocation Between Stock & Cash:
Cash consideration	$10,077
Common Stock	61,396

Total Purchase Price For Accounting Purposes	$71,473

Allocation of Purchase Price for Merger	Based on management’s preliminary valuation of tangible and intangible assets acquired and liabilities assumed, the purchase price for the Merger is allocated in the table below.

Total Consideration in the Merger		$71,473

Calculated Fair Value of Assets Acquired
Cash and cash equivalents	$49,962
Securities available for sale	3,111
Loans	415,905
Premises and equipment	2,087
Right-of-use asset	4,544
Intangible assets	1,246
Investment in bank owned life insurance	4,784
Deferred taxes	3,675
Other assets	4,394

Total Assets Acquired	489,708

Calculated Fair Value of Liabilities Assumed
Deposits	391,160
Long term borrowings	33,034
Subordinated debt	20,740
Operating lease liabilities	4,544
Other liabilities	2,265

Total Liabilities Assumed	451,743
Net Assets Acquired		37,965

Goodwill From the Merger		$33,508

Based on management’s preliminary valuation of tangible and intangible assets acquired and liabilities assumed, the purchase price for the Merger is allocated in the table below.

Total Consideration in the Merger		$71,473
Calculated Fair Value of Assets Acquired
Cash and cash equivalents	$49,962
Securities available for sale	3,111
Loans	415,905
Premises and equipment	2,087
Right-of-use asset	4,544
Intangible assets	1,246
Investment in bank owned life insurance	4,784
Deferred taxes	3,675
Other assets	4,394

Total Assets Acquired	489,708
Calculated Fair Value of Liabilities Assumed
Deposits	391,160
Long term borrowings	33,034
Subordinated debt	20,740
Operating lease liabilities	4,544
Other liabilities	2,265

Total Liabilities Assumed	451,743
Net Assets Acquired		37,965

Goodwill From the Merger		$33,508

Summary of Merger
The following table summarizes the Merger as of September 18, 2021:

Total Consideration in the Merger		$71,473

LINKBANCORP, Inc. stockholders’ equity	$43,124
LINKBANCORP, Inc. goodwill and intangibles	(1,353)

Fair Value Adjustments:
Loans
Interest rate	(1,521)
General credit	(6,346)
Credit adjustment for loans acquired with deteriorated credit quality	(1,243)
Remove existing deferred loan fees, net at acquisition	1,192
Remove the allowance for loan losses present at acquisition	4,953
Intangible assets	1,146
Other assets	(991)

Time deposits	(231)
Subordinated debt	(765)

		37,965

Goodwill From the Merger		$33,508

The following table summarizes the Merger as of September 18, 2021:

Total Consideration in the Merger		$71,473
LINKBANCORP, Inc. stockholders’ equity	$43,124
LINKBANCORP, Inc. goodwill and intangibles	(1,353)
Fair Value Adjustments:
Loans
Interest rate	(1,521)
General credit	(6,346)
Credit adjustment for loans acquired with deteriorated credit quality	(1,243)
Remove existing deferred loan fees, net at acquisition	1,192
Remove the allowance for loan losses present at acquisition	4,953
Intangible assets	1,146
Other assets	(991)
Time deposits	(231)
Subordinated debt	(765)

		37,965

Goodwill From the Merger		$33,508

Schedule of Fair Value Adjustments made to Amortized Cost Basis
The table below illustrates the fair value adjustments made to the amortized cost basis in order to present the fair value of the loans acquired.

Unpaid principal balance at merger	$425,015
Interest rate fair value adjustment on pools of homogeneous loans	(1,520)
Credit fair value adjustment on pools of homogeneous loans	(6,347)
Credit fair value adjustment on purchased credit impaired loans	(1,243)

Fair value of acquired loans	$415,905

Schedule of Acquired purchased Credit Impaired Loans Receivable.
The following table presents the acquired purchased credit impaired loans receivable at the Merger Date:

Contractual principal and interest at Merger	$8,509
Nonaccretable difference	(2,716)

Expected cash flows at Merger	5,793
Accretable yield	(409)

Fair value of purchased credit impaired loans	$5,384

The following table presents the acquired purchased credit impaired loans receivable at the merger date:

Contractual principal and interest at merger	$8,509
Nonaccretable difference	(2,716)

Expected cash flows at merger	5,793
Accretable yield	(409)

Fair value of purchased credit impaired loans	$5,384

Summary of Proforma Information	The pro forma amounts for the three and six months ended June 30, 2021 do not reflect the anticipated cost savings that had not yet been realized.

(Dollars in thousands)	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021

Net interest income	$7,381	$13,737
Non-interest income	803	1,483
Net income	2,280	6,502
Basic earnings per common share	$0.23	$0.66
Diluted earnings per common share	$0.22	$0.64
The pro forma amounts for the years ended December 31, 2021 and 2020 do not reflect the anticipated cost savings that have not yet been realized.

	Twelve months ended December 31,
(Dollars in thousands)	2021	2020
Net interest income	$28,075	$23,392
Non-interest income	2,551	2,403
Net income (loss)	8,159	4,387
Basic earnings (loss) per common share	$0.83	$0.47
Diluted earnings (loss) per common share	$0.80	$0.46